Disclosures about major customers and credit risk - Additional Information (Details)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of information about major customers and credit risk [line items]
Percentage of entity's revenue			4.00%
Customer one
Disclosure of information about major customers and credit risk [line items]
Percentage of entity's revenue	8.00%	9.00%	9.00%
Customer two
Disclosure of information about major customers and credit risk [line items]
Percentage of entity's revenue	5.00%	6.00%	5.00%
Customer three
Disclosure of information about major customers and credit risk [line items]
Percentage of entity's revenue	3.00%	4.00%